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                                                         from SCUDDER]

Supplement to the Prospectus dated February 1, 2000:

AARP Balanced Stock and Bond Fund                 AARP High Quality Short Term Bond Fund
AARP Bond Fund for Income                         AARP High Quality Tax Free Money Fund
AARP Diversified Growth Portfolio                 AARP Insured Tax Free General Bond Fund
AARP Diversified Income with Growth Portfolio     AARP International Stock Fund
AARP Global Growth Fund                           AARP Premium Money Fund
AARP Growth and Income Fund                       AARP U.S. Stock Index Fund
AARP High Quality Money Fund

On July 11, 2000, the shareholders of each of the above-mentioned Funds (identified in the table below under the heading "Acquired Fund") approved an Agreement and Plan of Reorganization (the "Plan") between each Fund and the corresponding Acquiring Fund identified in the chart below.

The Plan applicable to each Fund provides for the transfer of all or substantially all of the assets of the Fund to the corresponding Acquiring Fund and the assumption of all of the liabilities of the Fund by the Acquiring Fund in exchange for AARP Class shares of the corresponding Acquiring Fund. Shares of the corresponding Acquiring Fund thereby received would then be distributed to the shareholders of the Fund in complete liquidation of the Fund (the transactions contemplated by the Plans are referred to as the "Reorganizations").

The Reorganizations are currently expected to become effective on or about the applicable Reorganization Date identified in the chart below.

Acquired Fund                                     Acquiring Fund                              Reorganization Date
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AARP Balanced Stock and Bond Fund                 Scudder Balanced Fund                       August 28, 2000
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AARP Bond Fund for Income                         Scudder Income Fund                         July 31, 2000
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AARP Diversified Growth Portfolio                 Scudder Pathway Series: Growth Portfolio    September 25, 2000
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AARP Diversified Income with Growth Portfolio     Scudder Pathway Series: Conservative        September 25, 2000
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AARP Global Growth Fund                           Scudder Global Fund                         September 11, 2000
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AARP Growth and Income Fund                       Scudder Growth and Income Fund              August 14, 2000
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AARP High Quality Money Fund                      Scudder Cash Investment Trust               September 11, 2000
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AARP High Quality Short Term Bond Fund            Scudder Short Term Bond Fund                August 14, 2000
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AARP High Quality Tax Free Money Fund             Scudder Tax Free Money Fund                 September 11, 2000
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AARP Insured Tax Free General Bond Fund           Scudder Managed Municipal Bonds             July 31, 2000
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AARP International Stock Fund                     Scudder International Fund                  August 14, 2000
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AARP Premium Money Fund                           Scudder Money Market Series                 August 14, 2000
                                                      - Prime Reserve AARP Class
------------------------------------------------------------------------------------------------------------------------------------
AARP U.S. Stock Index Fund                        Scudder S&P 500 Index Fund                  September 11, 2000
------------------------------------------------------------------------------------------------------------------------------------

AARP Capital Growth Fund
AARP GNMA and U.S. Treasury Fund
AARP Small Company Stock Fund

On or about July 17, 2000, AARP GNMA and U.S. Treasury Fund will be renamed Scudder GNMA Fund. In addition, on or about July 17, 2000, each of AARP Capital Growth Fund and AARP Small Company Stock Fund will be reorganized into separate newly-formed series of Investment Trust, to be called Scudder Capital Growth Fund and Scudder Small Company Stock Fund, respectively. Shares of these Funds will be offered in a new prospectus dated July 17, 2000 and will not be available through the funds' original prospectus dated February 1, 2000. Please call 1-800-253-2277 for a copy of this new prospectus.



July 13, 2000